Employee Benefits - Summary of company's obligations under defined benefit obligations (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Jan. 31, 2018
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	$ (263.6)	$ (272.7)
Canada [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	262.4	271.4
Total defined benefit obligation of funded plans	(85.2)	(81.8)
Employee future benefit liabilities	(106.3)	(98.9)
Canada [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(347.6)	(353.2)
Canada [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(21.1)	(17.1)
Foreign [member]
Disclosure Of Employee Benefit Expenses [line items]
Fair value of plans assets	1.2	1.3
Total defined benefit obligation of funded plans	(0.6)	(0.7)
Employee future benefit liabilities	(130.8)	(125.9)
Foreign [member] | Wholly or partly funded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	(1.8)	(2.0)
Foreign [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Employee Benefit Expenses [line items]
Defined benefit obligation	$ (130.2)	$ (125.2)